Equity - Summary of Number of Shares of Subscribed and Outstanding Capital Stock (Parenthetical) (Detail) - PHP (₱) ₱ in Millions, shares in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	1,093	1,093
Series IV Cumulative Non-Convertible Redeemable Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	300
Initial capitalization amount	₱ 3,000
Number of shares issued, paid	360
Subscription payable	₱ 2,640	₱ 2,640